Revenue from Unaffiliated Customers by Geographic Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 6,875	$ 6,645	$ 7,101
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	3,743	3,074	2,958
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 3,132	$ 3,571	$ 4,143